Earnings per share - Weighted average number of shares used as the denominator (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Weighted average number of shares outstanding	163,223	163,223	163,223
Weighted average number of treasury shares	(2,211)	(2,332)	(2,468)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	161,012	160,891	160,755
Equity settled share - based payment	181	167	40
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	161,193	161,058	160,795